Marketable securities	12 Months Ended
Dec. 31, 2019
Marketable securities [Abstract]
Marketable securities
Note 17 – Marketable securities

Marketable securities are marked to market, with other than temporary changes in fair value recognized within “Other comprehensive income” (“OCI”).

	As of December 31,
(In $ millions)	2019	2018
Opening balance	35.2	20.7
Purchase of marketable securities	5.9	13.9
Sale of marketable securities	(31.3)	-
Unrealized gain on marketable securities	5.6	0.6
Realized loss on marketable securities	(15.4)	-
Total marketable securities	-	35.2

In 2019, the Company purchased debt securities for approximately $5.9 million. In 2018, the Company purchased additional debt securities for approximately $9.7 million and shares for approximately $4.2 million.

All marketable securities were sold in 2019. Total net proceeds received were $31.3 million resulting in realized loss of $15.4 million. An accumulated unrealized loss of $5.6 million recognized in other comprehensive income for the year ended December 31, 2018 was recycled to the income statement during 2019.